Accounts Receivable, Net and Accounts Receivable, Net – Related Party (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net and Accounts Receivable, Net – Related Party [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net and accounts receivables, net – related party consists of the following:

	March 31,
	2026	2025
Accounts receivable, gross	$73,872	$1,288,000
Accounts receivable – related party, gross	769,231	-
Less: allowance for expected credit loss	(8,275)	(100,535)
Total	$834,828	$1,187,465

Schedule of Aging Analysis of Accounts Receivable, Gross Based on the Due Date

The aging analysis of gross accounts receivable, including related party balance, based on the due date is as follow:

	March 31,
	2026	2025
Not yet past due	$-	$6,410
Within 30 days past due	416,180	1,028,984
31 to 60 days past due	407,693	-
Over 90 days	19,230	252,606
Total	$843,103	$1,288,000

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	March 31,
	2026	2025
Balance at beginning of the year	$(100,535)	$(4,306)
Provision	(122,278)	(96,229)
Write-offs	214,538	-
Ending balance	$(8,275)	$(100,535)